Accounts Receivable - Net - Schedule of Accounts Receivable (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Accounts Notes And Loans Receivable [Line Items]
Accounts receivables, net, current, total	$ 113,736	$ 74,464
Trade Accounts Receivable
Accounts Notes And Loans Receivable [Line Items]
Accounts receivables, gross, current	116,278	77,537
Allowance for doubtful accounts	(4,181)	(4,570)
Accounts receivables, net, current, total	112,097	72,967
Other Receivables
Accounts Notes And Loans Receivable [Line Items]
Accounts receivables, net, current, total	$ 1,639	$ 1,497